Depreciation and Amortization	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Depreciation and Amortization

4. Depreciation and Amortization

The Company includes all categories of depreciation and amortization on a separate line in its Statement of Operations. The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statement of Operations are:

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Direct advertising expenses	$68,507	$71,384	$205,450	$209,630
General and administrative expenses	985	1,009	3,007	3,079
Corporate expenses	4,423	2,778	10,826	8,745

	$73,915	$75,171	$219,283	$221,454

(10) Depreciation and Amortization

The Company includes all categories of depreciation and amortization on a separate line in its Statement of Operations. The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statement of Operations are:

	Year Ended December 31,
	2011	2010	2009
Direct expenses	$283,720	$297,517	$318,561
General and administrative expenses	4,224	5,033	6,528
Corporate expenses	11,695	10,153	11,636

	$299,639	$312,703	$336,725